Income Taxes - Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Loss before income tax	¥ (340,741)	$ (46,683)	¥ (651,301)	¥ (969,248)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ (85,185)	$ (11,671)	¥ (162,825)	¥ (242,312)
Effect of different tax rates	355	49	(439)	3,391
Research and development super-deduction	(15,814)	(2,167)	(21,812)	(13,376)
Non-deductible expenses	38,398	5,261	69,646	66,254
Non-taxable income	(1,776)	(243)	(1,807)	(575)
Expiration of Tax Attributes	14,327	1,963	12,421	6,540
Deferred only adjustment	(1,367)	(188)	(3,083)	0
Transfer pricing adjustment	3,460	474	12,011	7,342
Interest and penalty	783	107	219	0
Tax rate change	(431)	(59)	(13,453)	1,102
Provision to return	(7,900)	(1,082)	2,722	(120)
Changes in valuation allowance	60,505	8,289	98,530	172,637
income tax expenses	5,885	806	2,388	1,985
PRC Subsidiaries [Member]
Income tax at statutory tax rate	¥ 530	$ 73	¥ 10,258	¥ 1,102